Summary of Significant Accounting Policies (Details) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 02, 2023	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Nov. 22, 2022	Jun. 30, 2022
Summary of Significant Accounting Policies (Details) [Line Items]
Consolidated owner percentage		100.00%		100.00%
Common shares issued (in Shares)	904,436
Significant customers, discripition				Significant customers represent any customer whose business makes up 10% of receivables or revenues. 100% of receivables as of September 30, 2023, consisting of two significant customers at 78% and 22%, are outstanding from significant customers. At December 31, 2022, 98% of the Company’s receivables, consisting of three customers and two significant at 59% and 39%, were outstanding from significant customers. For the three months ended September 30, 2023, 100% of total net revenues (consisting of one significant customer) were generated by significant customers (100% for the three months ended September 30, 2022 consisting of three significant customers at 48%, 43%, and 9%). For the nine months ended September 30, 2023, 100% of the revenues were generated by the Company from significant customers, consisting of two customers at 72% and 28% (100% for the nine months ended September 30, 2022, consisting of three customers at 65%, 29%, and 6% respectively).		Significant customers represent any customer whose business makes up 10% of our receivables or revenues. 96% of receivables (consisting of three customers and two significant at 66% and 30%) and 100% of revenues (consisting of four customers and three significant at 40%, 39% and 14% respectively) were generated by significant customers for the year ended December 31, 2022. 99% of the Company’s receivables (consisting of three customers and two significant at 84% and 15%) and 100% of the revenues (consisting of three customers and all of them significant at 95%, 3% and 2% respectively) were generated by the Company from significant customers during the year ended December 31, 2021. Currently, the Company has exclusive relationships with distributors in Australia and Europe. A failure to perform by any of our current distributors would create disruption for patients in those markets. The US government has historically been the Company’s largest customer through a purchase support contract and a clinical study. Both of those activities ended as during 2022 and near-term receivables and revenues from the government are not anticipated to be significant.
Non-related party debt rate				0.00%		85.00%	93.00%
Research and development		$ 263,703	$ 182,655	$ 591,569	$ 477,106	$ 525,563	$ 5,510,866
Issued common stock shares (in Shares)		525,000		525,000					37,067
Common stock shares as share-based payments (in Shares)				405,000
Unamortized deferred prepaid research and development costs				$ 2,834,148		0
Share-based payments vested shares (in Shares)				513,000	0
Prepaid and other assets		$ 1,063,235		$ 1,063,235		$ 0
Ownership percentage						87.53%		10.00%
Consolidated owner percentage						100.00%
Outstanding AR balance						66.00%	84.00%
Distributor outstanding AR balance						30.00%	15.00%
Website development						$ 27,070	$ 0
Tax gross receipt						250
Outstanding shares (in Shares)								238,601
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Tax gross receipt						1,000
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Tax gross receipt						$ 1,000,000
Australia Pty Ltd [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Consolidated owner percentage	87.53%
Australia Pty Ltd [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Consolidated owner percentage	96.61%
Trevally, LLC [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Issued common stock shares (in Shares)		120,000		120,000
Carmel, Milazzo & Feil LLP [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Issued common stock shares (in Shares)		100,000		100,000